Employee benefits - Underfunded pension plans, Measurement of plan assets at fair value (Details) - Level 3 - Underfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Measurement of plan assets
Assets as at beginning of the year	$ 441	$ 390
Return on plan assets	20	19
Assets purchases	40	30
Assets sold during the year	(33)	(19)
Translation adjustment	(36)	21
Assets as at end of the year	432	441
Private equity funds
Measurement of plan assets
Assets as at beginning of the year	197	187
Return on plan assets	32	8
Assets purchases	22	13
Assets sold during the year	(22)	(18)
Translation adjustment	(16)	7
Assets as at end of the year	213	197
Real estate funds
Measurement of plan assets
Assets as at beginning of the year	44	24
Return on plan assets	3	1
Assets purchases	18	17
Assets sold during the year	(10)	(1)
Translation adjustment	(4)	3
Assets as at end of the year	51	44
Loans to participants
Measurement of plan assets
Assets as at beginning of the year	5	6
Assets sold during the year	(1)
Translation adjustment	(1)	(1)
Assets as at end of the year	3	5
Others
Measurement of plan assets
Assets as at beginning of the year	195	173
Return on plan assets	(15)	10
Translation adjustment	(15)	12
Assets as at end of the year	$ 165	$ 195